Provision for Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Provision for Employee Benefits [Abstract]
PROVISION FOR EMPLOYEE BENEFITS

15.	PROVISION FOR EMPLOYEE BENEFITS

The Company operates a defined benefit plan based on the requirement of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. There were no plan assets set up and the Company will pay the benefits when required.

PROVISION FOR EMPLOYEE BENEFITS
Defined benefit obligations at 31 December 2018	$5,619,337
Estimate for the six months period	517,557
Defined benefit obligations at 30 June 2019 (Unaudited)	$6,136,894

15.	PROVISION FOR EMPLOYEE BENEFITS

The Company operates a defined benefit plan based on the requirement of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. There were no plan assets set up and the Company will pay benefit when needed.

Movement in the present value of the defined benefit obligation:

	31 December
	2018	2017
Defined benefit obligations at 1 January	$5,229,340	$3,830,460
Benefits paid during the year	(343,944)	(381,229)
Current service costs	674,360	517,058
Interest	128,509	114,441
Past service cost and loss on settlement	36,907	594,541
Actuarial (losses) gains recognized in the income statement	(123,997)	161,519
Exchange differences	18,162	392,550
Defined benefit obligations at 31 December	$5,619,337	$5,229,340